Earnings Per Share (Tables)	6 Months Ended
Jul. 02, 2023
Earnings Per Share [Abstract]
Reconciliation of Basic Net Earnings per Share to Diluted Net Earnings per Share	Net income per share for the fiscal three and six months ended July 2, 2023 and July 3, 2022 was calculated as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(In Millions, Except Per Share Data)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Net income	$430	$604	$760	$1,132
Basic and diluted weighted-average common stock	1,838	1,716	1,777	1,716
Basic and diluted net income per share	$0.23	$0.35	$0.43	$0.66